Superannuation commitments - Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Superannuation commitments
Current service cost	$ 27	$ 26	$ 40
Net interest cost on net benefit liability	(11)	(14)	11
Total defined benefit expense	16	12	$ 51
Parent Entity
Superannuation commitments
Current service cost	26	25
Net interest cost on net benefit liability	(10)	(14)
Total defined benefit expense	$ 16	$ 11